Legal proceedings (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of changes in provision for litigations

	Tax litigation	Civil litigation	Labor litigation	Environmental litigation	Total of litigation provision
Balance as of December 31, 2023	90	380	514	15	999
Additions and reversals, net	5	18	78	3	104
Payments	(2)	(58)	(53)	-	(113)
Indexation and interest	9	15	1	1	26
Translation adjustment	(13)	(52)	(68)	(3)	(136)
Balance as of June 30, 2024	89	303	472	16	880

Balance as of December 31, 2022	576	291	411	14	1,292
Additions and reversals, net	3	27	51	2	83
Payments	(3)	(23)	(39)	(3)	(68)
Indexation and interest	18	20	11	2	51
Translation adjustment	49	23	37	1	110
Balance as of June 30, 2023	643	338	471	16	1,468

Schedule of contingent liabilities

	June 30, 2024	December 31, 2023
Tax litigations	6,347	7,235
Civil litigations	1,343	1,366
Labor litigations	294	378
Environmental litigations	1,265	1,320
Total	9,249	10,299

Schedule of judicial deposits

	June 30, 2024	December 31, 2023
Tax litigations	372	1,127
Civil litigations	82	122
Labor litigations	122	148
Environmental litigations	9	12
Total	585	1,409